Commitment and Contingencies - Narrative (Details) $ in Millions	Feb. 09, 2024 USD ($)
Motion to Dismiss the Adversary Proceeding
Loss Contingencies [Line Items]
Adversary proceeding, amount claimed to be clawed back	$ 3.6